Trade and Other Receivables - Disclosure of Trade and Other Receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial assets
Trade receivables	R 710	R 851
Interest and other receivables	213	111
Employee receivables	15	17
Non-financial assets
Prepayments	160	131
Value added tax and general sales tax	545	505
Income and mining taxes	39	37
Total trade and other receivables	1,682	1,652
Trade receivables (metals) | Gross
Financial assets
Trade receivables	571	738
Other trade receivables | Gross
Financial assets
Trade receivables	343	292
Trade receivables [member]
Non-financial assets
Loss allowance	R (204)	R (179)	R (135)